[LOGO] Merrill Lynch  Investment Managers

Semi-Annual Report

April 30, 2002

Merrill Lynch
Large Cap
Growth Fund

Of Merrill Lynch Large Cap Series Funds, Inc.

www.mlim.ml.com

                       MERRILL LYNCH LARGE CAP GROWTH FUND

Officers and
Directors/Trustees

Terry K. Glenn, President and Director/Trustee
James H. Bodurtha, Director/Trustee
Joe Grills, Director/Trustee
Herbert I. London, Director/Trustee
Andre F. Perold, Director/Trustee
Roberta Cooper Ramo, Director/Trustee
Robert S. Salomon, Jr., Director/Trustee
Melvin R. Seiden, Director/Trustee
Stephen B. Swensrud, Director/Trustee
Robert C. Doll, Jr., Senior Vice President and
  Portfolio Manager
Linda J. Gardner, Vice President
Philip E. Laverson, Vice President
Donald C. Burke, Vice President and Treasurer
Susan B. Baker, Secretary

-------------------------------------------------------------------------------
Joseph L. May, Director/Trustee of Merrill Lynch Large Cap Growth Fund, has recently retired. The Fund's Board of Directors/Trustees wishes Mr. May well in his retirement.
-------------------------------------------------------------------------------

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109-3661

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

                             Merrill Lynch Large Cap Growth Fund, April 30, 2002

DEAR SHAREHOLDER

Investment Strategy

Merrill Lynch Large Cap Growth Fund invests primarily in a diversified portfolio of equity securities of large cap companies that Fund management selects from among the securities found in the Russell 1000(R) Index. Our investment process attempts to add value through both security selection and portfolio construction. Security selection involves the use of quantitative selection criteria including earnings momentum, earnings surprise and valuation. These criteria are input into a proprietary quantitative model and are subject to selective fundamental overrides. Portfolio construction consists of an optimization process with risk management controlling style, capitalization, sector and individual security selection.

Fund Performance

For the six months ended April 30, 2002, the Fund's Class A, Class B, Class C and Class D Shares had total returns of +4.93%, +4.34%, +4.35% and +4.69%, respectively. (Fund results shown do not reflect sales charges, and would be lower if sales charges were included. Complete performance information can be found on pages 4 and 5 of this report to shareholders.) The Fund's returns compared favorably to the -2.13% total return of the unmanaged benchmark Russell 1000(R) Growth Index for the same period. Most of our outperformance was the result of stock selection, particularly within the consumer discretionary, health care and industrial sectors. We also benefited from our overweighted positions in the consumer discretionary and industrials sectors and our underweighted positions in the telecommunication services and utilities sectors. The largest negative contributors to performance were our underweighted position and stock selection in information technology. For the six-month period ended April 30, 2002, the largest single positive contributors to performance were AutoNation, Inc., Trigon Healthcare, Inc., Oxford Health Plans, Inc. and Caremark Rx, Inc. We also benefited relative to the benchmark Index from underweighting AOL Time Warner, Inc. and by not owning Bristol-Myers Squibb Company. The largest single detractors to the Fund's performance during the period included The Home Depot, Inc., ResMed Inc., Watson Pharmaceuticals, Inc. and Intel Corporation.

Investment Environment

In the context of the markets, we are rapidly transitioning from a favorable liquidity environment with poor earnings to one with neutral liquidity and improving earnings. The first quarter of 2002 equity market correction, which digested some of the strong gains of the last quarter of 2001, was exacerbated by increased risk aversion by investors and lenders as a result of the collapse of Enron Corporation and other earnings question marks. Of late, these concerns have receded with the focus on an improving economy, causing renewed strength in equity prices and weakness in government bonds. We believe the economy is on a recovery path that seems unlikely to falter. In addition, the US economy in recent years has surprised on the upside. The mildness of the downturn in the wake of the technology bubble breaking and the terrorist attacks on September 11, 2001 is evidence of that fact. We believe that inflation should remain in check given excess capacity in the goods market, and that equity prices should drift higher as earnings improve, but the magnitude of the rise will be limited because of high valuation levels.

In recent months, we used weakness in cyclical shares, including technology, to add to positions in anticipation of improvement in the economic cycle. Relative to the benchmark Index, we increased our positions in information technology and consumer discretionary and reduced our position in health care. Our largest purchases included Texas Instruments Incorporated, NVIDIA Corporation, Polycom, Inc., Network Associates, Inc. and Guidant Corporation. Our largest sales included AOL Time Warner Inc., USA Education Inc., Barnes & Noble, Inc. and eBay Inc. We remain overweighted in the strongest and largest segment of our economy, the consumer area, where our largest overweighting is in the consumer discretionary sector. We are below benchmark weights in financial and energy stocks. We believe that small-, mid- and large-capitalization stocks are more attractive than mega cap companies, and the Portfolio reflects this position.

In Conclusion

We thank you for your investment in Merrill Lynch Large Cap Growth Fund, and we look forward to reviewing our outlook and strategy with you in our next report to shareholders.

Sincerely,

/s/ Terry K. Glenn

Terry K. Glenn
President and Director/Trustee

/s/ Robert C. Doll, Jr.

Robert C. Doll, Jr.
Senior Vice President and
Portfolio Manager

May 29, 2002

PROXY RESULTS

During the six-month period ended April 30, 2002, Merrill Lynch Large Cap Growth Fund's shareholders voted on the following proposal. The proposal was approved at a shareholders' meeting on April 15, 2002. A description of the proposal and number of shares voted are as follows:

---------------------------------------------------------------------------------------------------------------------
                                                                              Shares Voted            Shares Withheld
                                                                                   For                  From Voting
---------------------------------------------------------------------------------------------------------------------
1. To elect the Fund's Board of Directors/Trustees:   Terry K. Glenn            19,972,581                387,231
                                                      James H. Bodurtha         19,959,829                399,983
                                                      Joe Grills                19,975,438                384,374
                                                      Herbert I. London         19,973,464                386,348
                                                      Andre F. Perold           19,976,563                383,249
                                                      Roberta Cooper Ramo       19,966,950                392,862
                                                      Robert S. Salomon, Jr.    19,976,023                383,789
                                                      Melvin R. Seiden          19,957,356                402,456
                                                      Stephen B. Swensrud       19,974,898                384,914
---------------------------------------------------------------------------------------------------------------------

During the six-month period ended April 30, 2002, Master Large Cap Series Trust's shareholders voted on the following proposal. The proposal was approved at a shareholders' meeting on April 15, 2002. A description of the proposal and number of shares voted are as follows:

---------------------------------------------------------------------------------------------------------------------
                                                                              Shares Voted            Shares Withheld
                                                                                   For                  From Voting
---------------------------------------------------------------------------------------------------------------------
1. To elect the Master Trust's Trustees:              Terry K. Glenn            98,464,184               2,677,772
                                                      James H. Bodurtha         98,464,184               2,677,772
                                                      Joe Grills                98,464,184               2,677,772
                                                      Herbert I. London         98,464,184               2,677,772
                                                      Andre F. Perold           98,464,184               2,677,772
                                                      Roberta Cooper Ramo       98,464,184               2,677,772
                                                      Robert S. Salomon, Jr.    98,464,184               2,677,772
                                                      Melvin R. Seiden          98,464,184               2,677,772
                                                      Stephen B. Swensrud       98,464,184               2,677,772
---------------------------------------------------------------------------------------------------------------------


                                     2 & 3

                             Merrill Lynch Large Cap Growth Fund, April 30, 2002

PERFORMANCE DATA

About Fund
Performance

      Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Effective June 1, 2001, Class B Shares are subject to a maximum contingent deferred sales charge of 4% declining to 0% after six years. All Class B Shares purchased prior to June 1, 2001 will maintain the four-year schedule. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

      None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent
Performance
Results*

                                                 6-Month            12-Month          Since Inception
As of April 30, 2002                          Total Return        Total Return         Total Return
=====================================================================================================
ML Large Cap Growth Fund Class A Shares           +4.93%             -8.38%               -21.26%
-----------------------------------------------------------------------------------------------------
ML Large Cap Growth Fund Class B Shares           +4.34              -9.32                -23.09
-----------------------------------------------------------------------------------------------------
ML Large Cap Growth Fund Class C Shares           +4.35              -9.33                -23.18
-----------------------------------------------------------------------------------------------------
ML Large Cap Growth Fund Class D Shares           +4.69              -8.64                -21.76
=====================================================================================================

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Performance results are for a limited asset pool. The Fund's inception date is 12/22/99.

Average Annual
Total Return

                             % Return Without            % Return With
                               Sales Charge              Sales Charge**
================================================================================
Class A Shares*
================================================================================
One Year Ended 3/31/02            +9.88%                    + 4.11%
--------------------------------------------------------------------------------
Inception (12/22/99)
through 3/31/02                   -8.20                     -10.35
--------------------------------------------------------------------------------

    * Maximum sales charge is 5.25%.
   ** Assuming maximum sales charge.

================================================================================
                                  % Return                % Return
                                Without CDSC              With CDSC**
================================================================================
Class B Shares*
================================================================================
One Year Ended 3/31/02            +8.78%                    + 4.78%
--------------------------------------------------------------------------------
Inception (12/22/99)
through 3/31/02                   -9.10                     -10.31
--------------------------------------------------------------------------------

    * Maximum contingent deferred sales charge is 4% and is reduced to 0% after six years.
   ** Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                  % Return                % Return
                                Without CDSC              With CDSC**
================================================================================
Class C Shares*
================================================================================
One Year Ended 3/31/02            +8.80%                     +7.80%
--------------------------------------------------------------------------------
Inception (12/22/99)
through 3/31/02                   -9.15                      -9.15
--------------------------------------------------------------------------------

    * Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.
   ** Assuming payment of applicable contingent deferred sales charge.

================================================================================
                             % Return Without            % Return With
                               Sales Charge              Sales Charge**
================================================================================
Class D Shares*
================================================================================
One Year Ended 3/31/02            +9.50%                    + 3.76%
--------------------------------------------------------------------------------
Inception (12/22/99)
through 3/31/02                   -8.45                     -10.60
--------------------------------------------------------------------------------

    * Maximum sales charge is 5.25%.
   ** Assuming maximum sales charge.

PORTFOLIO INFORMATION

As of April 30, 2002

                                                           Percent of
Ten Largest Equity Holdings                                Net Assets
General Electric Company.....................................  4.6%
Microsoft Corporation........................................  2.9
Pfizer Inc...................................................  2.8
Philip Morris Companies Inc..................................  2.0
Intel Corporation............................................  2.0
Texas Instruments Incorporated...............................  1.8
Lowe's Companies, Inc........................................  1.6
First Data Corporation.......................................  1.6
UnitedHealth Group Incorporated..............................  1.6
The Procter & Gamble Company.................................  1.5

                                                           Percent of
Five Largest Industries                                    Net Assets
Health Care Providers & Services............................. 14.1%
Specialty Retail............................................. 14.1
Commercial Services & Supplies...............................  8.4
Semiconductor Equipment & Products...........................  8.4
Software.....................................................  7.3


                                     4 & 5

                             Merrill Lynch Large Cap Growth Fund, April 30, 2002

STATEMENT OF ASSETS AND LIABILITIES

MERRILL LYNCH
LARGE CAP
GROWTH FUND              As of April 30, 2002
================================================================================================================================
Assets:                  Investment in Master Large Cap Growth Portfolio, at value (identified
                           cost--$152,759,514).                                                                     $162,442,178
                         Prepaid registration fees and expenses.................................                         104,066
                                                                                                                    ------------
                         Total assets...........................................................                     162,546,244
                                                                                                                    ------------
================================================================================================================================
Liabilities:             Payables:
                           Distributor..........................................................    $    114,258
                           Administrator........................................................          37,011         151,269
                                                                                                    ------------
                         Accrued expenses.......................................................                          97,306
                                                                                                                    ------------
                         Total liabilities......................................................                         248,575
                                                                                                                    ------------
================================================================================================================================
Net Assets:              Net assets ............................................................                    $162,297,669
                                                                                                                    ============
================================================================================================================================
Net Assets               Class A Shares of Common Stock, $.10 par value, 100,000,000 shares
Consist of:                authorized...........................................................                    $    342,358
                         Class B Shares of Common Stock, $.10 par value, 200,000,000 shares
                           authorized...........................................................                         970,266
                         Class C Shares of Common Stock, $.10 par value, 100,000,000 shares
                           authorized...........................................................                         610,861
                         Class D Shares of Common Stock, $.10 par value, 100,000,000 shares
                           authorized...........................................................                         177,167
                         Paid-in capital in excess of par.......................................                     212,707,806
                         Accumulated investment loss--net.......................................                      (1,181,349)
                         Accumulated realized capital losses on investments from the
                           Portfolio--net.......................................................                     (61,012,104)
                         Unrealized appreciation on investments from the Portfolio--net.........                       9,682,664
                                                                                                                    ------------
                         Net assets.............................................................                    $162,297,669
                                                                                                                    ============
================================================================================================================================
Net Asset                Class A--Based on net assets of $26,943,136 and 3,423,583 shares
Value:                     outstanding..........................................................                    $       7.87
                                                                                                                    ============
                         Class B--Based on net assets of $74,589,114 and 9,702,664 shares
                           outstanding..........................................................                    $       7.69
                                                                                                                    ============
                         Class C--Based on net assets of $46,911,185 and 6,108,610 shares
                           outstanding..........................................................                    $       7.68
                                                                                                                    ============
                         Class D--Based on net assets of $13,854,234 and 1,771,673 shares
                           outstanding..........................................................                    $       7.82
                                                                                                                    ============
================================================================================================================================

                         See Notes to Financial Statements.

STATEMENT OF OPERATIONS

MERRILL LYNCH
LARGE CAP
GROWTH FUND              For the Six Months Ended April 30, 2002
================================================================================================================================
Investment               Net investment income allocated from the Portfolio:
Loss from the              Dividends............................................................                    $    426,862
Portfolio--Net:             Securities lending--net.............................................                          10,933
                           Interest.............................................................                           2,726
                           Expenses.............................................................                        (536,671)
                                                                                                                    ------------
                         Net investment loss from the Portfolio.................................                         (96,150)
                                                                                                                    ------------
================================================================================================================================
Expenses:                Account maintenance and distribution fees--Class B.....................    $    378,559
                         Account maintenance and distribution fees--Class C.....................         221,067
                         Administration fees....................................................         200,528
                         Transfer agent fees--Class B...........................................          72,350
                         Registration fees......................................................          51,960
                         Transfer agent fees--Class C...........................................          43,541
                         Printing and shareholder reports.......................................          32,380
                         Professional fees......................................................          28,032
                         Transfer agent fees--Class A...........................................          21,107
                         Account maintenance fees--Class D......................................          18,910
                         Transfer agent fees--Class D...........................................          12,587
                         Other..................................................................           4,178
                                                                                                    ------------
                         Total expenses.........................................................                       1,085,199
                                                                                                                    ------------
                         Investment loss--net...................................................                      (1,181,349)
                                                                                                                    ------------
================================================================================================================================
Realized &               Realized loss on investments from the Portfolio--net...................                      (3,794,507)
Unrealized Gain          Change in unrealized appreciation/depreciation on investments from the
(Loss) from the            Portfolio--net.......................................................                      11,385,108
Portolio--Net:                                                                                                      ------------
                         Total realized and unrealized gain on investments from the
                           Portfolio--net.......................................................                       7,590,601
                                                                                                                    ------------
                         Net Increase in Net Assets Resulting from Operations...................                    $  6,409,252
                                                                                                                    ============
================================================================================================================================

                         See Notes to Financial Statements.


                                     6 & 7

                             Merrill Lynch Large Cap Growth Fund, April 30, 2002

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                     For the Six     For the
MERRILL LYNCH                                                                                       Months Ended   Year Ended
LARGE CAP                                                                                             April 30,    October 31,
GROWTH FUND              Increase (Decrease) in Net Assets:                                             2002          2001
================================================================================================================================
Operations:              Investment loss--net...................................................   $  (1,181,349)  $  (2,278,733)
                         Realized loss on investments from the Portfolio--net...................      (3,794,507)    (57,101,930)
                         Change in unrealized appreciation/depreciation on investments from the
                           Portfolio--net.......................................................      11,385,108      (2,925,959)
                                                                                                   -------------   -------------
                         Net increase (decrease) in net assets resulting from operations........       6,409,252     (62,306,622)
                                                                                                   -------------   -------------
================================================================================================================================
Distributions to         In excess of realized gain on investments from the Portfolio--net:
Shareholders:              Class A..............................................................              --         (14,288)
                           Class B..............................................................              --         (11,835)
                           Class C..............................................................              --         (10,789)
                           Class D..............................................................              --          (8,043)
                                                                                                   -------------   -------------
                         Net decrease in net assets resulting from distributions to
                           shareholders.........................................................              --         (44,955)
                                                                                                   -------------   -------------
================================================================================================================================
Capital Share            Net increase in net assets derived from capital share transactions.....       8,149,033     112,585,522
Transactions:                                                                                      -------------   -------------
================================================================================================================================
Net Assets:              Total increase in net assets...........................................      14,558,285      50,233,945
                         Beginning of period....................................................     147,739,384      97,505,439
                                                                                                   -------------   -------------
                         End of period*.........................................................   $ 162,297,669   $ 147,739,384
                                                                                                   =============   =============
================================================================================================================================
                       * Accumulated investment loss--net.......................................   $  (1,181,349)             --
                                                                                                   =============   =============
================================================================================================================================

                         See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                                                                                       Class A
                                                                                      -------------------------------------------
                         The following per share data and ratios have been derived     For the Six     For the     For the Period
MERRILL LYNCH            from information provided in the financial statements.       Months Ended    Year Ended   Dec. 22, 1999+
LARGE CAP                                                                               April 30,     October 31,  to October 31,
GROWTH FUND              Increase (Decrease) in Net Asset Value:                          2002           2001          2000
=================================================================================================================================
Per Share                Net asset value, beginning of period..........................       $  7.50       $ 11.35       $ 10.00
Operating                                                                                     -------       -------       -------
Performance:             Investment loss--net..........................................          (.03)+++++    (.06)+++++    (.02)
                         Realized and unrealized gain (loss) on investments from the
                         Portfolio--net................................................           .40         (3.78)         1.37
                                                                                              -------       -------       -------
                         Total from investment operations..............................           .37         (3.84)         1.35
                                                                                              -------       -------       -------
                         Less distributions in excess of realized gain on investments
                         from the Portfolio--net.......................................            --          (.01)           --
                                                                                              -------       -------       -------
                         Net asset value, end of period................................       $  7.87       $  7.50       $ 11.35
                                                                                              =======       =======       =======
=================================================================================================================================
Total Investment         Based on net asset value per share............................         4.93%+++    (33.89%)       13.50%+++
Return:**                                                                                     =======       =======       =======
=================================================================================================================================
Ratios to Average        Expenses, net of reimbursement++..............................         1.23%*        1.14%         1.38%*
Net Assets:              Expenses++....................................................         1.23%*        1.14%         4.77%*
                                                                                              =======       =======       =======
                         Investment loss--net..........................................         (.68%)*       (.65%)       (1.04%)*
                                                                                              =======       =======       =======
=================================================================================================================================
Supplemental             Net assets, end of period (in thousands)......................       $26,943       $23,112       $18,859
Data:                                                                                         =======       =======       =======
=================================================================================================================================

                                                                                                       Class B
                                                                                      -------------------------------------------
                         The following per share data and ratios have been derived     For the Six     For the     For the Period
                         from information provided in the financial statements.       Months Ended    Year Ended   Dec. 22, 1999+
                                                                                        April 30,     October 31,  to October 31,
                         Increase (Decrease) in Net Asset Value:                          2002           2001          2000
=================================================================================================================================
Per Share                Net asset value, beginning of period..........................       $  7.37       $ 11.26       $ 10.00
Operating                                                                                     -------       -------       -------
Performance:             Investment loss--net..........................................          (.07)+++++    (.14)+++++    (.01)
                         Realized and unrealized gain (loss) on investments from the
                           Portfolio--net..............................................           .39         (3.75)         1.27
                                                                                              -------       -------       -------
                         Total from investment operations..............................           .32         (3.89)         1.26
                                                                                              -------       -------       -------
                         Less distributions in excess of realized gain on investments
                           from the Portfolio--net.....................................            --            --++++        --
                                                                                              -------       -------       -------
                         Net asset value, end of period................................       $  7.69       $  7.37       $ 11.26
                                                                                              =======       =======       =======
=================================================================================================================================
Total Investment         Based on net asset value per share............................         4.34%+++    (34.54%)       12.60%+++
Return:**                                                                                     =======       =======       =======
=================================================================================================================================
Ratios to Average        Expenses, net of reimbursement++..............................         2.26%*        2.17%         2.56%*
Net Assets:                                                                                   =======       =======       =======
                         Expenses++....................................................         2.26%*        2.17%         4.14%*
                                                                                              =======       =======       =======
                         Investment loss--net..........................................        (1.71%)*      (1.67%)       (1.82%)*
                                                                                              =======       =======       =======
=================================================================================================================================
Supplemental             Net assets, end of period (in thousands)......................       $74,589       $70,428       $47,370
Data:                                                                                         =======       =======       =======
=================================================================================================================================

                * Annualized.
               ** Total investment returns exclude the effects of sales charges.
                + Commencement of operations.
               ++ Includes the Fund's share of the Portfolio's allocated
                  expenses.
              +++ Aggregate total investment return.
             ++++ Amount is less than $.01 per share.
            +++++ Based on average shares outstanding.

                  See Notes to Financial Statements.


                                     8 & 9

                             Merrill Lynch Large Cap Growth Fund, April 30, 2002

FINANCIAL HIGHLIGHTS (concluded)

                                                                                                        Class C
                                                                                        -----------------------------------------
                         The following per share data and ratios have been derived      For the Six     For the    For the Period
MERRILL LYNCH            from information provided in the financial statements.         Months Ended   Year Ended  Dec. 22, 1999+
LARGE CAP                                                                                 April 30,    October 31, to October 31,
GROWTH FUND              Increase (Decrease) in Net Asset Value:                            2002          2001         2000
=================================================================================================================================
Per Share                Net asset value, beginning of period .........................     $  7.36        $ 11.25        $ 10.00
Operating                                                                                   -------        -------        -------
Performance:             Investment loss--net .........................................        (.07)@@@       (.14)@@@       (.01)
                         Realized and unrealized gain (loss) on investments from the
                           Portfolio--net .............................................         .39          (3.75)          1.26
                                                                                            -------        -------        -------
                         Total from investment operations .............................         .32          (3.89)          1.25
                                                                                            -------        -------        -------
                         Less distributions from realized gain on investments from the
                           Portfolio--net .............................................          --             --@@           --
                                                                                            -------        -------        -------
                         Net asset value, end of period ...............................     $  7.68        $  7.36        $ 11.25
                                                                                            =======        =======        =======
=================================================================================================================================
Total Investment         Based on net asset value per share ...........................       4.35%@       (34.56%)        12.50%@
Return:**                                                                                   =======        =======        =======
=================================================================================================================================
Ratios to Average        Expenses, net of reimbursement++ .............................       2.26%*         2.17%          2.56%*
Net Assets:                                                                                 =======        =======        =======
                         Expenses++ ...................................................       2.26%*         2.17%          4.16%*
                                                                                            =======        =======        =======
                         Investment loss--net .........................................      (1.71%)*       (1.68%)        (1.83%)
                                                                                            =======        =======        =======
=================================================================================================================================
Supplemental             Net assets, end of period (in thousands) .....................     $46,911        $39,167        $23,736
Data:                                                                                       =======        =======        =======
=================================================================================================================================

                                                                                                        Class D
                                                                                        -----------------------------------------
                         The following per share data and ratios have been derived      For the Six     For the    For the Period
                         from information provided in the financial statements.         Months Ended   Year Ended  Dec. 22, 1999+
                                                                                          April 30,    October 31, to October 31,
                         Increase (Decrease) in Net Asset Value:                            2002          2001         2000
=================================================================================================================================
Per Share                Net asset value, beginning of period .........................     $  7.47        $ 11.32         $10.00
Operating                                                                                   -------        -------         ------
Performance:             Investment loss--net .........................................        (.04)@@@       (.07)@@@       (.01)
                         Realized and unrealized gain (loss) on investments from the
                           Portfolio--net .............................................         .39          (3.78)          1.33
                                                                                            -------        -------         ------
                         Total from investment operations .............................         .35          (3.85)          1.32
                                                                                            -------        -------         ------
                         Less distributions from realized gain on investments from the
                           Portfolio--net .............................................          --             --@@           --
                                                                                            -------        -------         ------
                         Net asset value, end of period ...............................     $  7.82        $  7.47         $11.32
                                                                                            =======        =======         ======
=================================================================================================================================
Total Investment         Based on net asset value per share ...........................       4.69%@       (33.98%)        13.20%@
Return:**                                                                                   =======        =======         ======
=================================================================================================================================
Ratios to Average        Expenses, net of reimbursement++ .............................       1.48%*         1.38%          1.74%*
Net Assets:                                                                                 =======        =======         ======
                         Expenses++ ...................................................       1.48%*         1.38%          3.94%*
                                                                                            =======        =======         ======
                         Investment loss--net .........................................       (.93%)*        (.90%)        (1.14%)*
                                                                                            =======        =======         ======
=================================================================================================================================
Supplemental             Net assets, end of period (in thousands) .....................     $13,855        $15,032         $7,540
Data:                                                                                       =======        =======         ======
=================================================================================================================================

              *   Annualized.
             **   Total investment returns exclude the effects of sales charges.
              +   Commencement of operations.
             ++   Includes the Fund's share of the Portfolio's allocated
                  expenses.
              @   Aggregate total investment return.
             @@   Amount is less than $.01 per share.
            @@@   Based on average shares outstanding.

                  See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

MERRILL LYNCH LARGE CAP GROWTH FUND

1. Significant Accounting Policies:

Merrill Lynch Large Cap Growth Fund of Merrill Lynch Large Cap Series Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified mutual fund. The Fund seeks to achieve its investment objective by investing all of its assets in the Master Large Cap Growth Portfolio (the "Portfolio"), which is a portfolio of Master Large Cap Series Trust that has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The percentage of the Portfolio owned by the Fund at April 30, 2002 was 99.3%. The Fund offers four classes of shares under the Merrill Lynch Select Pricing(SM) System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--The Fund records its investment in the Portfolio at fair value. Valuation of securities held by the Portfolio is discussed in
Note 1a of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses--The Fund records daily its proportionate share of the Portfolio's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required. Under the applicable


                                     10 & 11

                             Merrill Lynch Large Cap Growth Fund, April 30, 2002

NOTES TO FINANCIAL STATEMENTS (concluded)

MASTER LARGE CAP GROWTH FUND

foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(d) Prepaid registration fees--Prepaid registration fees are charged to expenses as the related shares are issued.

(e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions in excess of realized capital gains are due primarily to differing tax treatments for post-October losses.

(f) Investment transactions--Investment transactions in the Portfolio are accounted for on a trade date basis.

2. Transactions with Affiliates:

The Fund has entered into an Administration Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of ..25% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.

The Fund has entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                     Account        Distribution
                                                 Maintenance Fee        Fee
--------------------------------------------------------------------------------
Class B .......................................        .25%             .75%
Class C .......................................        .25%             .75%
Class D .......................................        .25%              --
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended April 30, 2002, FAMD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares as follows:

--------------------------------------------------------------------------------
                                                        FAMD              MLPF&S
--------------------------------------------------------------------------------
Class A .......................................        $   --            $     3
Class D .......................................        $1,639            $25,440
--------------------------------------------------------------------------------

For the six months ended April 30, 2002, MLPF&S received contingent deferred sales charges of $131,667 and $7,102 relating to transactions in Class B and Class C Shares of the Fund, respectively. Furthermore, MLPF&S received contingent deferred sales charges of $1,021 relating to transactions subject to front-end sales charge waivers in Class D Shares.

Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, FAMD, FDS, and/or ML & Co.

3. Investments:

Increases and decreases in the Fund's investment in the Portfolio for the six months ended April 30, 2002 were $16,126,155 and $9,009,918, respectively.

4. Capital Share Transactions:

Net increase in net assets derived from capital share transactions was $8,149,033 and $112,585,522 for the six months ended April 30, 2002 and for the year ended October 31, 2001, respectively. Transactions in capital shares for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Six Months                                      Dollar
Ended April 30, 2002                                Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................        1,106,695        $  8,913,761
Shares redeemed ..........................         (762,800)         (6,158,548)
                                                 ----------        ------------
Net increase .............................          343,895        $  2,755,213
                                                 ==========        ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class A Shares for the Year                                            Dollar
Ended October 31, 2001                              Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................        2,670,337        $ 24,819,550
Shares issued to shareholders in
reinvestment of distributions ............            1,399              13,522
                                                 ----------        ------------
Total issued .............................        2,671,736          24,833,072
Shares redeemed ..........................        1,253,052)        (10,479,991)
                                                 ----------        ------------
Net increase .............................        1,418,684        $ 14,353,081
                                                 ==========        ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the Six Months                                      Dollar
Ended April 30, 2002                                Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................        1,669,600        $ 13,226,299
Automatic conversion of shares ...........             (312)             (2,465)
Shares redeemed ..........................       (1,525,172)        (12,038,818)
                                                 ----------        ------------
Net increase .............................          144,116        $  1,185,016
                                                 ==========        ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the Year                                            Dollar
Ended October 31, 2001                              Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................        7,739,509        $ 72,845,202
Shares issued to shareholders in
reinvestment of distributions ............            1,139              10,913
                                                 ----------        ------------
Total issued .............................        7,740,648          72,856,115
Shares redeemed ..........................       (2,390,103)        (19,650,262)
                                                 ----------        ------------
Net increase .............................        5,350,545        $ 53,205,853
                                                 ==========        ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C Shares for the Six Months                                      Dollar
Ended April 30, 2002                                Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................        1,757,442        $ 13,844,793
Shares redeemed ..........................         (969,884)         (7,650,780)
                                                 ----------        ------------
Net increase .............................          787,558        $  6,194,013
                                                 ==========        ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C Shares for the Year                                            Dollar
Ended October 31, 2001                              Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................        4,884,692        $ 45,066,872
Shares issued to shareholders in
reinvestment of distributions ............            1,073              10,268
                                                 ----------        ------------
Total issued .............................        4,885,765          45,077,140
Shares redeemed ..........................       (1,675,035)        (13,625,414)
                                                 ----------        ------------
Net increase .............................        3,210,730        $ 31,451,726
                                                 ==========        ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Six Months                                      Dollar
Ended April 30, 2002                                Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................          571,051        $  4,579,865
Automatic conversion of shares ...........              308               2,465
                                                 ----------        ------------
Total issued .............................          571,359           4,582,330
Shares redeemed ..........................         (812,998)         (6,567,539)
                                                 ----------        ------------
Net decrease .............................         (241,639)       $ (1,985,209)
                                                 ==========        ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Year                                            Dollar
Ended October 31, 2001                              Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................        2,277,495        $ 21,441,374
Shares issued to shareholders in
reinvestment of distributions ............              764               7,368
                                                 ----------        ------------
Total issued .............................        2,278,259          21,448,742
Shares redeemed ..........................         (930,781)         (7,873,880)
                                                 ----------        ------------
Net increase .............................        1,347,478        $ 13,574,862
                                                 ==========        ============
--------------------------------------------------------------------------------

5. Capital Loss Carryforward:

At October 31, 2001, the Fund had a net capital loss carryforward of approximately $52,457,000, all of which expires in 2009. This amount will be available to offset like amounts of any future taxable gains.

6. Reorganization Plan:

On January 11, 2002, the Fund's Board of Directors approved a plan of reorganization, subject to shareholder approval and certain other conditions, among the Fund, Merrill Lynch Mid Cap Growth Fund, Inc. ("Mid Cap Growth"), Master Mid Cap Growth Trust, Merrill Lynch Premier Growth Fund, Inc. ("Premier Growth Fund") and Master Premier Growth Trust, whereby the Fund will acquire all of the assets and will assume all of the liabilities of Mid Cap Growth and Premier Growth Fund in exchange for newly-issued shares of the Fund. The plan of reorganization was completed on May 20, 2002.


                                     12 & 13

                             Merrill Lynch Large Cap Growth Fund, April 30, 2002

SCHEDULE OF INVESTMENTS                                          (in US dollars)

                  Master Large Cap Growth Portfolio
                  ------------------------------------------------------------------------------------------------------------------
                                                   Shares                                                                 Percent of
SECTOR            Industry                          Held              Investments                                Value    Net Assets
====================================================================================================================================
Consumer          Hotels, Restaurants              44,000   Darden Restaurants, Inc.                          $ 1,755,600       1.1%
Discretionary     & Leisure                        36,000  +Harrah's Entertainment, Inc.                        1,769,760       1.1
                                                   26,000  +International Game Technology                       1,636,700       1.0
                                                   26,000  +MGM Mirage Inc.                                     1,043,900       0.6
                  ------------------------------------------------------------------------------------------------------------------
                  Household Durables               37,000   Maytag Corporation                                  1,707,550       1.0
                                                   26,000  +Mohawk Industries, Inc.                             1,672,580       1.0
                  ------------------------------------------------------------------------------------------------------------------
                  Multiline Retail                 17,000  +Kohl's Corporation                                  1,252,900       0.8
                                                   54,000   Target Corporation                                  2,357,100       1.4
                                                   37,000   Wal-Mart Stores, Inc.                               2,066,820       1.3
                  ------------------------------------------------------------------------------------------------------------------
                  Specialty Retail                104,000  +AutoNation, Inc.                                    1,664,000       1.0
                                                   24,000  +AutoZone, Inc.                                      1,824,000       1.1
                                                   50,000  +Bed Bath & Beyond Inc.                              1,858,500       1.1
                                                   29,000  +Best Buy Co., Inc.                                  2,156,150       1.3
                                                   56,000   Blockbuster Inc. (Class A)                          1,601,600       1.0
                                                   32,000  +CDW Computer Centers, Inc.                          1,753,600       1.1
                                                  103,000  +Foot Locker, Inc.                                   1,622,250       1.0
                                                   13,000   The Home Depot, Inc.                                  602,810       0.4
                                                   89,000   The Limited, Inc.                                   1,705,240       1.0
                                                   63,000   Lowe's Companies, Inc.                              2,664,270       1.6
                                                   86,000  +Staples, Inc.                                       1,717,420       1.1
                                                   51,000   The TJX Companies, Inc.                             2,222,580       1.4
                                                   29,000  +Williams-Sonoma, Inc.                               1,670,690       1.0
                  ------------------------------------------------------------------------------------------------------------------
                  Textiles, Apparel & Luxury       29,000   Nike, Inc. (Class B)                                1,546,570       0.9
                  Goods
                  ------------------------------------------------------------------------------------------------------------------
                                                            Total Consumer Discretionary (Cost--$33,383,437)   39,872,590      24.3
====================================================================================================================================
Consumer Staples  Beverages                        15,000   Coca-Cola Enterprises Inc.                            294,300       0.2
                                                   29,000  +Constellation Brands, Inc. (Class A)                1,751,600       1.1
                  ------------------------------------------------------------------------------------------------------------------
                  Food & Drug Retailing            40,000  +Whole Foods Market, Inc.                            1,870,400       1.1
                  ------------------------------------------------------------------------------------------------------------------
                  Household Products               27,000   The Procter & Gamble Company                        2,437,020       1.5
                  ------------------------------------------------------------------------------------------------------------------
                  Tobacco                          61,000   Philip Morris Companies Inc.                        3,320,230       2.0
                                                   44,000   UST Inc.                                            1,751,200       1.1
                  ------------------------------------------------------------------------------------------------------------------
                                                            Total Consumer Staples (Cost--$8,740,832)          11,424,750       7.0
====================================================================================================================================
Financials        Banks                            34,000   Commerce Bancorp, Inc.                              1,679,260       1.0
                  ------------------------------------------------------------------------------------------------------------------
                  Diversified Financials           63,000   Allied Capital Corporation                          1,644,300       1.0
                                                   33,000   Capital One Financial Corporation                   1,976,370       1.2
                                                  194,000 + E*TRADE Group, Inc.                                 1,462,760       0.9
                  ------------------------------------------------------------------------------------------------------------------
                  Insurance                         7,000   American International Group, Inc.                    483,840       0.3
                  ------------------------------------------------------------------------------------------------------------------
                                                            Total Financials (Cost--$7,638,000)                 7,246,530       4.4
====================================================================================================================================
Health Care       Biotechnology                    32,000  +IDEC Pharmaceuticals Corporation                    1,758,400       1.1
                  ------------------------------------------------------------------------------------------------------------------
                  Health Care Equipment &          33,000   Beckman Coulter Inc.                                1,576,410       1.0
                  Supplies                         39,000  +Boston Scientific Corporation                         971,880       0.6
                                                   52,000  +Guidant Corporation                                 1,955,200       1.2
                  ------------------------------------------------------------------------------------------------------------------
                  Health Care Providers &          52,000  +AdvancePCS                                          1,758,120       1.1
                  Services                         93,000  +Caremark Rx, Inc.                                   1,999,500       1.2
                                                   69,000  +DaVita, Inc.                                        1,788,480       1.1
                                                   20,000  +Express Scripts, Inc. (Class A)                     1,264,200       0.7
                                                   35,000  +Henry Schein, Inc.                                  1,665,650       1.0
                                                   65,000   Omnicare, Inc.                                      1,738,100       1.1
                                                   42,000  +Oxford Health Plans, Inc.                           1,938,720       1.2
                                                   49,000  +Pharmaceutical Product Development, Inc.            1,233,820       0.8
                                                   22,000  +Quest Diagnostics Incorporated                      2,022,460       1.2
                                                   23,000  +Tenet Healthcare Corporation                        1,687,510       1.0
                                                   16,000  +Trigon Healthcare, Inc.                             1,610,560       1.0
                                                   29,000   UnitedHealth Group Incorporated                     2,546,490       1.6
                                                   25,000  +Wellpoint Health Networks Inc.                      1,877,000       1.1
                  ------------------------------------------------------------------------------------------------------------------
                  Pharmaceuticals                  12,000  +Forest Laboratories, Inc.                             925,680       0.5
                                                   29,000   Johnson & Johnson                                   1,851,940       1.1
                                                   30,000  +Medicis Pharmaceutical (Class A)                    1,606,500       1.0
                                                   24,000   Mylan Laboratories, Inc.                              635,520       0.4
                                                  126,000   Pfizer Inc.                                         4,580,100       2.8
                  ------------------------------------------------------------------------------------------------------------------
                                                            Total Health Care (Cost--$33,280,664)              38,992,240      23.8
====================================================================================================================================
Industrials       Commercial Services &            47,000  +Apollo Group, Inc. (Class A)                        1,801,980       1.1
                  Supplies                         52,000  +The BISYS Group, Inc.                               1,778,400       1.1
                                                  108,000  +Cendant Corporation                                 1,942,920       1.2
                                                   69,000  +Concord EFS, Inc.                                   2,182,049       1.3
                                                   33,000   First Data Corporation                              2,623,170       1.6
                                                   44,000   H & R Block, Inc.                                   1,765,280       1.1
                                                   40,000   Pitney Bowes Inc.                                   1,684,000       1.0
                  ------------------------------------------------------------------------------------------------------------------
                  Construction & Engineering       25,000  +Quanta Services, Inc.                                 419,000       0.3
                  ------------------------------------------------------------------------------------------------------------------
                  Industrial Conglomerates        239,000   General Electric Company                            7,540,450       4.6
                  ------------------------------------------------------------------------------------------------------------------
                                                            Total Industrials (Cost--$23,526,859)              21,737,249      13.3
====================================================================================================================================
Information       Communications Equipment         86,000  +Advanced Fibre Communications, Inc.                 1,525,640       0.9
Technology                                         23,000  +Cisco Systems, Inc.                                   336,950       0.2
                                                   37,000  +Emulex Corporation                                  1,072,630       0.7
                                                   43,000   Harris Corporation                                  1,557,030       1.0
                                                   83,000  +Polycom, Inc.                                       1,711,460       1.1
                  ------------------------------------------------------------------------------------------------------------------
                  Computers & Peripherals          38,000  +Dell Computer Corporation                           1,000,920       0.6
                                                    2,000   International Business Machines Corporation           167,520       0.1
                                                   38,000  +Network Appliance, Inc.                               663,100       0.4
                                                   82,000  +Storage Technology Corporation                      1,687,560       1.0
                  ------------------------------------------------------------------------------------------------------------------


                                     14 & 15

                             Merrill Lynch Large Cap Growth Fund, April 30, 2002

SCHEDULE OF INVESTMENTS (concluded)                              (in US dollars)

                  Master Large Cap Growth Portfolio (concluded)
                  ------------------------------------------------------------------------------------------------------------------
                                                   Shares                                                                 Percent of
SECTOR                    Industry                  Held                       Investments                        Value   Net Assets
====================================================================================================================================
Information       Electronic Equipment &           90,000  +Ingram Micro Inc. (Class A)                      $  1,337,400       0.8%
Technology        Instruments                      35,000  +Tech Data Corporation                               1,656,900       1.0
(concluded)       ------------------------------------------------------------------------------------------------------------------
                  IT Consulting & Services         40,000   Electronic Data Systems Corporation                 2,170,400       1.3
                                                   61,000  +Sungard Data Systems Inc.                           1,815,360       1.1
                  ------------------------------------------------------------------------------------------------------------------
                  Internet Software & Services    122,000  +Yahoo! Inc.                                         1,800,720       1.1
                  ------------------------------------------------------------------------------------------------------------------
                  Semiconductor Equipment &        93,000  +Cirrus Logic, Inc.                                  1,129,950       0.7
                  Products                        115,000   Intel Corporation                                   3,290,150       2.0
                                                   43,000  +Microchip Technology                                1,913,500       1.2
                                                   48,000  +NVIDIA Corporation                                  1,670,880       1.0
                                                   24,000  +Novellus Systems, Inc.                              1,137,600       0.7
                                                   36,000  +QLogic Corporation                                  1,645,560       1.0
                                                   93,000   Texas Instruments Incorporated                      2,876,490       1.8
                  ------------------------------------------------------------------------------------------------------------------
                  Software                         92,000   Autodesk, Inc.                                      1,691,880       1.0
                                                  103,000  +Manugistics Group, Inc.                             1,623,280       1.0
                                                   92,000  +Microsoft Corporation                               4,807,920       2.9
                                                   88,000  +Network Associates, Inc.                            1,562,000       1.0
                                                   28,000  +Sybase, Inc.                                          393,680       0.3
                                                   53,000  +Symantec Corporation                                1,876,730       1.1
                  ------------------------------------------------------------------------------------------------------------------
                                                            Total Information Technology (Cost--$47,081,876)   44,123,210      27.0
====================================================================================================================================
                                                            Total Investments (Cost--$153,651,668)            163,396,569      99.8
====================================================================================================================================
                                                    Face
                                                   Amount                 Short-Term Securities
====================================================================================================================================
                  Commercial Paper*              $248,000   General Motors Acceptance Corp., 1.98%
                                                            due 5/01/2002                                         248,000       0.2
====================================================================================================================================
                                                            Total Short-Term Securities (Cost--$248,000)          248,000       0.2
====================================================================================================================================
                  Total Investments (Cost--$153,899,668)                                                      163,644,569     100.0
                  Liabilities in Excess of Other Assets                                                           (25,957)      0.0
                                                                                                             ------------     -----
                  Net Assets                                                                                 $163,618,612     100.0%
                                                                                                             ============     =====
====================================================================================================================================

* Commercial Paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Portfolio.
+     Non-income producing security.

      See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES


MASTER LARGE CAP
GROWTH PORTFOLIO  As of April 30, 2002
====================================================================================================================================
Assets:           Investments, at value (including securities loaned of $12,115,594)
                  (identified cost--$153,899,668) .................................................                     $163,644,569
                  Investments held as collateral for loaned securities, at value ..................                       12,466,000
                  Cash ............................................................................                        1,256,678
                  Receivables:
                    Securities sold ...............................................................     $ 7,242,093
                    Contributions .................................................................         534,609
                    Dividends .....................................................................          13,300
                    Loaned securities .............................................................           2,130        7,792,132
                                                                                                        -----------
                  Prepaid expenses and other assets ...............................................                           44,603
                                                                                                                         -----------
                  Total assets ....................................................................                      185,203,982
                                                                                                                         -----------
====================================================================================================================================
Liabilities:      Collateral on securities loaned, at value .......................................                       12,466,000
                  Payables:
                    Securities purchased ..........................................................       8,821,014
                    Withdrawals ...................................................................         195,287
                    Investment adviser ............................................................          74,616        9,090,917
                                                                                                        -----------
                  Accrued expenses and other liabilities ..........................................                           28,453
                                                                                                                        ------------
                  Total liabilities ...............................................................                       21,585,370
                                                                                                                        ------------
====================================================================================================================================
Net Assets:       Net assets ......................................................................                     $163,618,612
                                                                                                                        ============
====================================================================================================================================
Net Assets        Investors' capital ..............................................................                     $153,873,711
Consist of:       Unrealized appreciation on investments--net .....................................                        9,744,901
                                                                                                                        ------------
                  Net assets ......................................................................                     $163,618,612
                                                                                                                        ============
====================================================================================================================================

                  See Notes to Financial Statements.


                                     16 & 17

                             Merrill Lynch Large Cap Growth Fund, April 30, 2002

STATEMENT OF OPERATIONS

MASTER LARGE CAP
GROWTH PORTFOLIO    For the Six Months Ended April 30, 2002
===================================================================================================================================
Investment          Dividends ....................................................................                      $   429,402
Income:             Securities lending--net ......................................................                           11,005
                    Interest .....................................................................                            2,745
                                                                                                                        -----------
                    Total income .................................................................                          443,152
                                                                                                                        -----------
===================================================================================================================================
Expenses:           Investment advisory fees .....................................................        $ 403,730
                    Accounting services ..........................................................           69,954
                    Professional fees ............................................................           37,871
                    Custodian fees ...............................................................           17,762
                    Trustees' fees and expenses ..................................................            6,492
                    Printing and shareholder reports .............................................              983
                    Pricing fees .................................................................              465
                    Other ........................................................................            2,766
                                                                                                          ---------
                    Total expenses ...............................................................                          540,023
                                                                                                                        -----------
                    Investment loss--net .........................................................                          (96,871)
                                                                                                                        -----------
===================================================================================================================================
Realized &          Realized loss on investments--net ............................................                       (3,818,050)
Unrealized Gain     Change in unrealized appreciation/depreciation on investments--net ...........                       11,443,680
(Loss) On                                                                                                               -----------
Investments--Net:   Total realized and unrealized gain on investments--net .......................                        7,625,630
                                                                                                                        -----------
                    Net Increase in Net Assets Resulting from Operations .........................                      $ 7,528,759
                                                                                                                        ===========
===================================================================================================================================

                  See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                        For the Six      For the
                                                                                                       Months Ended    Year Ended
MASTER LARGE CAP                                                                                         April 30,     October 31,
GROWTH PORTFOLIO    Increase (Decrease) in Net Assets:                                                     2002           2001
===================================================================================================================================
Operations:         Investment loss--net .........................................................    $     (96,871)  $    (379,077)
                    Realized loss on investments--net ............................................       (3,818,050)    (57,330,407)
                    Change in unrealized appreciation/depreciation on investments--net ...........       11,443,680      (2,948,866)
                                                                                                      -------------   -------------
                    Net increase (decrease) in net assets resulting from operations ..............        7,528,759     (60,658,350)
                                                                                                      -------------   -------------
===================================================================================================================================
Capital             Proceeds from contributions ..................................................       42,173,813     164,918,603
Transactions:       Fair value of withdrawals ....................................................      (34,735,563)    (53,733,811)
                                                                                                      -------------   -------------
                    Increase in net assets derived from capital transactions .....................        7,438,250     111,184,792
                                                                                                      -------------   -------------
===================================================================================================================================
Net Assets:         Total increase in net assets .................................................       14,967,009      50,526,442
                    Beginning of period ..........................................................      148,651,603      98,125,161
                                                                                                      -------------   -------------
                    End of period ................................................................    $ 163,618,612   $ 148,651,603
                                                                                                      =============   =============
===================================================================================================================================

                  See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                                                                                                     For the Period
                                                                                     For the Six        For the       December 22,
                                                                                     Months Ended      Year Ended       1999+ to
MASTER LARGE CAP    The following ratios have been derived                             April 30,       October 31,     October 31,
GROWTH PORTFOLIO    from information provided in the financial statements.               2002              2001           2000
==================================================================================================================================
Total Investment                                                                           5.23%++             --              --
Return:                                                                                =========       ===========     ===========
==================================================================================================================================
Ratios to Average   Expenses, net of reimbursement ..............................           .67%*             .73%           1.30%*
Net Assets:                                                                            =========       ===========     ===========
                    Expenses ....................................................           .67%*             .73%           1.82%*
                                                                                       =========       ===========     ===========
                    Investment loss--net ........................................          (.12%)*           (.24%)          (.75%)*
                                                                                       =========       ===========     ===========
==================================================================================================================================
Supplemental        Net assets, end of period (in thousands) ....................      $ 163,619       $   148,652     $    98,125
Data:                                                                                  =========       ===========     ===========
                    Portfolio turnover ..........................................         67.97%           230.34%          94.75%
                                                                                       =========       ===========     ===========
==================================================================================================================================

             *    Annualized.
             +    Commencement of operations.
            ++    Aggregate total investment return.

                  See Notes to Financial Statements.


                                    18 & 19

                             Merrill Lynch Large Cap Growth Fund, April 30, 2002

NOTES TO FINANCIAL STATEMENTS

MASTER LARGE CAP GROWTH PORTFOLIO

1. Significant Accounting Policies:

Master Large Cap Growth Portfolio (the "Portfolio") is part of Master Large Cap Series Trust (the "Trust"). The Portfolio is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Portfolio, subject to certain limitations. The Portfolio's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Portfolio.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Derivative financial instruments--The Portfolio may engage in various portfolio investment techniques to increase or decrease the level of risk to which the Portfolio is exposed more quickly and efficiently than transactions in other types of investments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Portfolio may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Upon entering into a contract, the Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options--The Portfolio is authorized to purchase and write call and put options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Portfolio enters into a closing transaction), the Portfolio realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

o Forward foreign exchange contracts--The Portfolio is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

o Foreign currency options and futures--The Portfolio may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Portfolio, sold by the Portfolio but not yet delivered, or committed or anticipated to be purchased by the Portfolio.

(c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes--The Portfolio is classified as a partnership for Federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Accordingly, as a "pass through" entity, the Portfolio pays no income dividends or capital gains distributions. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Portfolio's assets will be managed so an investor in the Portfolio can satisfy the requirements of subchapter M of the Internal Revenue Code.

(e) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Portfolio has determined the ex-dividend date. Interest income is recognized on the accrual basis.

(f) Securities lending--The Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the US Government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Where the Portfolio receives securities as collateral for the loaned securities, it collects a fee from the borrower. Where the Portfolio receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Portfolio may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Portfolio could experience delays and costs in gaining access to the collateral. The Portfolio also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"),


                                    20 & 21

                             Merrill Lynch Large Cap Growth Fund, April 30, 2002

NOTES TO FINANCIAL STATEMENTS (concluded)

MASTER LARGE CAP GROWTH PORTFOLIO

an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Portfolio's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolio. For such services, the Portfolio pays a monthly fee at an annual rate of .50% of the average daily value of the Portfolio's net assets.

The Portfolio has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") or its affiliates. Pursuant to that order, the Portfolio also has retained QA Advisors, LLC ("QA Advisors"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. QA Advisors may, on behalf of the Portfolio, invest cash collateral received by the Portfolio for such loans, among other things, in a private investment company managed by QA Advisors or in registered money market funds advised by FAM or its affiliates. As of April 30, 2002, cash collateral of $3,192,732 was invested in the Money Market Series of the Merrill Lynch Liquidity Series, LLC and $9,273,268 was invested in the Merrill Lynch Premier Institutional Fund. For the six months ended April 30, 2002, QA Advisors received $251 in securities lending agent fees.

For the six months ended April 30, 2002, the Portfolio reimbursed FAM $6,795 for certain accounting services.

Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended April 30, 2002 were $117,501,623 and $110,026,623, respectively. Net realized losses for the six months ended April 30, 2002 and net unrealized gains as of April 30, 2002 were as follows:

--------------------------------------------------------------------------------
                                                         Realized     Unrealized
                                                          Losses        Gains
--------------------------------------------------------------------------------
Long-term investments...........................       $(3,818,050)   $9,744,901
                                                       -----------    ----------
Total...........................................       $(3,818,050)   $9,744,901
                                                       ===========    ==========
--------------------------------------------------------------------------------

As of April 30, 2002, net unrealized appreciation for Federal income tax purposes aggregated $9,744,901, of which $21,169,087 related to appreciated securities and $11,424,186 related to depreciated securities. At April 30, 2002, the aggregate cost of investments for Federal income tax purposes was $153,899,668.

4. Short-Term Borrowings:

The Portfolio, along with certain other funds managed by FAM and its affiliates, is party to a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Portfolio may borrow under the credit agreement to fund investor withdrawals and for other lawful purposes other than for leverage. The Portfolio may borrow up to the maximum amount allowable under the Portfolio's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Portfolio pays a commitment fee of .09% per annum based on the Portfolio's pro rata share of the unused portion of the facility. Amounts borrowed under the facility bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 30, 2001, the credit agreement was renewed for one year under the same terms. The Portfolio did not borrow under the facility during the six months ended April 30, 2002.

[LOGO] Merrill Lynch  Investment Managers

                      [GRAPHICS OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch Large Cap Growth Fund of
Merrill Lynch Large Cap Series Funds, Inc.
Box 9011
Princeton, NJ
08543-9011

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